RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefits Recognised in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	£ 3,823	£ 4,531
Retirement benefit obligations	(126)	(230)
Amounts recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	3,823	4,531
Retirement benefit obligations	(126)	(230)
Total amounts recognised in the balance sheet	£ 3,697	£ 4,301